Loans Held for Investment (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Composition of Net Loans Held for Investment by Class

The composition of net loans held for investment by class as of December 31, 2014 and 2013 is as follows:

	2014	2013
	(dollars in thousands)
Commercial
Commercial	$47,418	$47,436
Real estate – commercial	92,517	95,922
Other real estate construction loans	22,362	17,583
Noncommercial
Real estate 1 – 4 family construction	3,888	3,418
Real estate – residential	89,374	87,463
Home equity	46,360	45,231
Consumer loans	8,460	9,623
Other loans	481	612

	310,860	307,288
Less:
Allowance for loan losses	(3,738)	(5,095)
Deferred loan (fees) costs, net	(7)	60

Loans held for investment, net	$307,115	$302,253